Other investments - Level 3 investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other investments
Assets at beginning of period	$ 63,354	$ 62,526
Assets at end of period	60,651	63,354	$ 62,526
Other investments
Other investments
Assets at beginning of period	675	641	352
Additions	79	53	210
Revaluations	(147)	(1)	110
Transfers out	(434)	(12)	(12)
Disposals	(6)	(15)	(2)
Impairments and exchange adjustments	(1)	9	(17)
Assets at end of period	$ 166	$ 675	$ 641